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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



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 1.    Name and address of issuer:

       New England Variable Annuity Separate Account
       c/o New England Variable Life Insurance Company
       501 Boylston Street, Boston, MA 02116

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [X]

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 3.    Investment Company Act File Number:    811-08828

       Securities Act File Number:            *333-51676; 033-85442; 033-64879

       *The Fee will be paid in the filing of 333-51676

       CIK                                    0000931779

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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.

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
 5.   Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during
             the fiscal year pursuant to
             section 24(f):                                                  $  642,800,904
                                                                             --------------
      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                               $472,166,989
                                                            ------------
      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending
             no earlier than October 11,
             1995 that were not previously
             used to reduce registration
             fees payable to the Commission:                $          0
                                                            ------------
      (iv)   Total available redemption
             credits [add Items 5(ii) and
             5(iii)]:                                                        $(472,166,989)
                                                                             --------------
      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv)
             [subtract Item 5(iv) from Item
             5(i)]:                                                          $  170,633,915
                                                                             --------------
      (vi)   Redemption credits available
             for use in future years -- if
             Item 5(i) is less than Item
             5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                    $        (0)
                                                            ------------
      (vii)  Multiplier for determining
             registration fee
             (See Instruction C.9):                                      x         .0000307
                                                                             --------------
      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):                               =   $        5,239
                                                                             ==============
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 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NA. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NA

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 7.   Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                         +   $            0
                                                                             --------------
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 8.   Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                                         =   $        5,239
                                                                             --------------

      *The Fee will be paid in the filing of 333-51676, CIK No. 0000931779
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 9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:March 22, 2007
             Method of Delivery:  [ ] Wire Transfer
                                  [ ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) By: /S/ Marie C. Swift
                             -------------------------------------------------
                             Marie C. Swift: Vice President and Counsel

Date: March 23, 2007

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